Series A Convertible Redeemable Preferred Share (Changes of Series A convertible redeemable preferred shares) (Details) (Series A convertible redeemable preferred shares [Member])
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Temporary Equity [Line Items]
Balance at the beginning of the period	$ 0	0	390,183	183,774
Accretion of redemption feature	0	0	773,623	206,409
Conversion to ordinary share upon IPO	0	0	(1,163,806)	0
Balance at the end of the period	$ 0	0	0	390,183